Amortization, depreciation and impairment (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Impairment of intangible assets	$ 6,716,000	$ 11,574,000
Amortization of contract costs related to incentives (presented as a reduction of revenue)	4,170,000	2,806,000
Amortization of deferred financing fees (presented in finance costs)	575,000	630,000
Amortization of discounts on investments related to funds held for clients (presented net as an increase of revenue)	(39,000)	(1,584,000)
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	614,266,000	536,859,000
Costs of services, selling and administrative
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation of PP&E	134,243,000	134,818,000
Impairment of PP&E	0	115,000
Depreciation of right-of-use assets	138,240,000	126,615,000
Impairment of right-of-use assets	768,000	0
Amortization of contract costs related to transition costs	74,059,000	59,191,000
Impairment of contract costs related to transition costs	0	4,254,000
Amortization of intangible assets	231,639,000	185,741,000
Impairment of intangible assets	6,716,000	11,574,000
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	585,665,000	522,308,000
Integration costs
Disclosure of attribution of expenses by nature to their function [line items]
Impairment of PP&E	360,000	149,000
Impairment of right-of-use assets	19,125,000	0
Restructuring program and cost optimization program
Disclosure of attribution of expenses by nature to their function [line items]
Impairment of PP&E	1,526,000	2,431,000
Impairment of right-of-use assets	2,656,000	10,119,000
Restructuring
Disclosure of attribution of expenses by nature to their function [line items]
Impairment of intangible assets	$ 228,000	$ 0